Financial Assets and Liabilities at Fair Value through Profit or Loss ("FVTPL") (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Financial Instruments
	December 31,
	2018	2019
	(in thousands)
Financial assets mandatorily measured at FVTPL:
Foreign currency forward contracts	$70,074	42,815
Structured deposits	1,639,457	1,478,591
	$1,709,531	1,521,406

Financial liabilities held for trading:
Foreign currency forward contracts	$22,115	18,859

Schedule of Outstanding Foreign Currency Forward Contracts

As of December 31, 2018 and 2019, the Company’s outstanding foreign currency forward contracts were as follows:

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2019	USD223,000 / NTD6,858,785
Sell USD / Buy JPY	Jan. 2019 – Apr. 2019	USD147,470 / JPY16,493,633
Sell NTD / Buy JPY	Jan. 2019 – Mar. 2019	NTD2,054,260 / JPY7,400,000
Sell USD / Buy CNY	Jan. 2019 – Jun. 2019	USD87,000 / CNY597,420

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell EUR / Buy JPY	Jan. 2019	EUR12,000 / JPY1,536,180
Sell EUR / Buy USD	Jan. 2019	EUR28,500 / USD32,441
Sell EUR / Buy CZK	Jan. 2019 – Mar. 2019	EUR3,240 / CZK84,081
Sell USD / Buy MYR	Jan. 2019 – Mar. 2019	USD879 / MYR3,670
Sell CNY / Buy JPY	Jan. 2019 – Feb. 2019	CNY60,800 / JPY981,383
Sell USD / Buy SGD	Jan. 2019	USD5,793 / SGD7,940
Sell CNY / Buy USD	Jan. 2019 – Feb. 2019	CNY853,328 / USD124,000

December 31, 2019
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2020	USD176,600 / NTD5,319,611
Sell USD / Buy JPY	Jan. 2020 – Apr. 2020	USD47,292 / JPY5,150,510
Sell USD / Buy CNY	Jan. 2020 – Jun. 2020	USD61,500 / CNY432,823
Sell USD / Buy SGD	Jan. 2020 – Feb. 2020	USD39,276 / SGD53,372
Sell USD / Buy MYR	Jan. 2020 – Mar. 2020	USD703 / MYR2,905
Sell CNY / Buy USD	Feb. 2020 – Mar. 2020	CNY1,935,305 / USD276,672
Sell EUR / Buy JPY	Jan. 2020 – Feb. 2020	EUR23,000 / JPY2,788,285
Sell HKD / Buy USD	Jan. 2020	HKD60,177 / USD7,721